Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,657.4	$ 2,578.4
Less: Accumulated depreciation and amortization on property and equipment and accumulated landfill airspace amortization	$ (1,091.0)	(1,007.5)	(411.8)
Property and equipment, net of accumulated depreciation of $1,091.0 and $1,007.5, respectively	$ 1,625.1	1,649.9	1,663.9
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		193.8	186.0
Landfill Site Costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,277.3	1,281.6
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross		539.4	490.8
Containers
Property, Plant and Equipment [Line Items]
Property and equipment, gross		271.4	261.8
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		141.2	134.4
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		21.0	24.1
Building and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		159.1	155.3
Construction in Process
Property, Plant and Equipment [Line Items]
Property and equipment, gross		54.2	44.4
Landfill Airspace
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation and amortization on property and equipment and accumulated landfill airspace amortization		(507.1)	$ (502.7)
Property And Equipment Except Landfill Airspace
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation and amortization on property and equipment and accumulated landfill airspace amortization		$ (500.4)